Reconciliation of Unrecognized Tax Benefits (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance		$ 375.1	[1]	$ 342.9
Increases related to tax positions taken during prior years		43.2		0.7
Decreases related to statute of limitations		(62.7)
Increases related to tax positions taken during the current year		57.3		31.5
Ending balance	[1]	$ 412.9		$ 375.1

[1]	As of December 31, 2019 and 2018 unrecognized tax benefit in the amounts of $19.6 and $18.4 was presented net from deferred tax asset.